SHARE-BASED PAYMENTS - Summary of Awards Outstanding (Details)	1 Months Ended	6 Months Ended
	Jul. 31, 2021 shares	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares
NUMBER OF AWARDS
Share options granted (in shares)		204,624	28,340
Share options forfeited (in shares)		(2,917)
Exercised (in shares) | shares			(36,857)
Expired (in shares)		(21,250)	(2,500)
Plan and Founders Award
NUMBER OF AWARDS
Period start, outstanding (in shares) | shares		5,193,849	5,222,688
Share options granted (in shares) | shares	4,056,770	204,624	28,340
Share options forfeited (in shares)		(2,917)
Exercised (in shares) | shares			(36,857)
Expired (in shares) | shares		(21,250)	(2,500)
Period end, outstanding (in shares) | shares		5,374,306	5,211,671
Exercisable (in shares) | shares		1,084,882	928,226
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Period start, exercise price (in usd per share) | $ / shares		$ 8.37	$ 8.32
Granted (in usd per share) | $ / shares		2.47	12.35
Forfeited (in usd per share) | $ / shares		8.94
Exercised (in usd per share) | $ / shares			5.43
Expired (in usd per share) | $ / shares		9.58	12.69
Period end, exercise price (in usd per share) | $ / shares		8.14	8.36
Exercisable (in usd per share) | $ / shares		$ 9.71	$ 9.46